Bonds - Rollforwards of Bonds (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Balance at January, 1	S/ 937,042
Balance at December, 31	924,042	S/ 937,042
GyM Ferrovias S.A. [member]
Disclosure of detailed information about borrowings [line items]
Balance at January, 1	611,660	603,657	S/ 604,031
Amortization	(11,330)	(10,178)	(19,141)
Accrued interest	48,253	48,130	49,132
Interest paid	(30,086)	(29,949)	(30,365)
Balance at December, 31	618,497	611,660	603,657
Norvial S.A. [member]
Disclosure of detailed information about borrowings [line items]
Balance at January, 1	325,382	343,910	363,684
Amortization	(20,005)	(18,736)	(20,010)
Accrued interest	23,482	24,170	2,987
Capitalized interest	2,725	3,361	26,011
Interest paid	(26,039)	(27,323)	(28,762)
Balance at December, 31	S/ 305,545	S/ 325,382	S/ 343,910